Right-of-Use Assets and Lease Liabilities - Schedule of Maturities of Lease Liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Maturities of Lease Liabilities [Line Items]
Undiscounted lease payments	$ 361,053	$ 118,430
Less: unearned interest	(21,410)	(1,629)
Not later than one year [member]
Schedule of Maturities of Lease Liabilities [Line Items]
Undiscounted lease payments	135,057	120,059
Later than one year and not later than two years [member]
Schedule of Maturities of Lease Liabilities [Line Items]
Undiscounted lease payments	139,838
Later than two years and not later than three years [member]
Schedule of Maturities of Lease Liabilities [Line Items]
Undiscounted lease payments	107,568
Later than three years and not later than four years [member]
Schedule of Maturities of Lease Liabilities [Line Items]
Undiscounted lease payments
Later than four years and not later than five years [member]
Schedule of Maturities of Lease Liabilities [Line Items]
Undiscounted lease payments
Later than five years [member]
Schedule of Maturities of Lease Liabilities [Line Items]
Undiscounted lease payments	$ 382,463	$ 120,059